Capital and reserves - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2013	Jan. 01, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [line items]
Equity	[1]	$ 100,708		$ 101,218	$ 101,548	[2]	$ 100,224	$ 100,404	$ 96,843
Rosneft
Disclosure of reserves within equity [line items]
Ownership percentage in associate		19.75%	18.50%
Cash flow hedges
Disclosure of reserves within equity [line items]
Equity		$ (752)		$ (777)	$ (777)		$ (760)	$ (760)	$ (1,156)
Cash flow hedges | Rosneft
Disclosure of reserves within equity [line items]
Equity		$ 651

[1]	See Note 32 for further information.
[2]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.